Declaration of Distributions - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class A Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class A Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class A Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026
Class T Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class T shares, net of stockholder servicing fee	$ 0.001698
Class T Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class T Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026
Class W Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class W Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class W Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026
Class P Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class P Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class P Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026
Class Y Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class T shares, net of stockholder servicing fee	$ 0.001698
Class Y Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class Y Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026
Class Z Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared	$ 0.001698	$ 0.001698
Cash distribution record date start	Jul. 01, 2026	Jan. 01, 2026
Cash distribution, description	On June 29, 2026, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on July 1, 2026 and ending September 30, 2026.	On December 22, 2025, our board of directors declared a daily distribution rate of approximately $0.001698 per day per share on the outstanding shares of common stock payable to Class A, Class T, Class W, Class P, Class Y and Class Z stockholders of record of such shares as shown on our books at the close of business on each day of the period commencing on January 1, 2026 and ending March 31, 2026.
Class Z Common Stock [Member] | O2025Q1 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date	Jun. 29, 2026
Cash distribution record date end	Sep. 30, 2026
Class Z Common Stock [Member] | O 2025 Q4 Dividends [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock daily distribution declared date		Dec. 22, 2025
Cash distribution record date end		Mar. 31, 2026